Components of Debt (Detail) - USD ($) $ in Thousands	Jun. 30, 2019	Jun. 30, 2018
Line of Credit Facility [Line Items]
Total debt, Gross	$ 511,617
Total debt	466,997	$ 439,013
Current portion of long-term debt	(23,834)	(20,000)
Long-term debt, less current portion	443,163	419,013
0.25% Convertible Senior Note Due 2022
Line of Credit Facility [Line Items]
Total debt, Gross	345,000	345,000
Convertible senior notes unamortized discount attributable to cash conversion option and debt issuance costs including initial purchaser discount	(43,859)	(56,409)
Note payable
Line of Credit Facility [Line Items]
Total debt, Gross	3,834
Integrated Photonics, Inc | Note payable
Line of Credit Facility [Line Items]
Total debt, Gross	3,834	3,834
Line of credit
Line of Credit Facility [Line Items]
Total debt, Gross	115,000	80,000
Term Loans
Line of Credit Facility [Line Items]
Total debt, Gross	45,000	65,000
Amended Credit Facility
Line of Credit Facility [Line Items]
Amended credit facility unamortized debt issuance costs	(761)	(1,126)
Yen denominated line of credit
Line of Credit Facility [Line Items]
Total debt, Gross	$ 2,783	$ 2,714